OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER RECEIVABLES
Schedule of other receivables

	As of December 31,
Current other receivables	2021	2020
Prepaid expenses	5,105	2,332
Guarantee of financial operations	1,915	2,071
Tax credits	849	4,184
Companies under section 33 - Law No. 19,550 and related parties (Note 27.c)	228	226
Receivables from sale of customer relationship	19	43
Financial DFI(Note 22)	—	3
Other	1,099	2,041
Allowance for current other receivables	(369)	(503)
	8,846	10,397
Non-current other receivables
Prepaid expenses	1,671	251
Receivables from sale of customer relationship	21	62
Tax credits	2	1,297
Other	391	804
	2,085	2,414
Total other receivables, net	10,931	12,811

Schedule of movements in the allowances

	Years ended December 31,
	2021	2020
At the beginning of the year	(503)	(77)
Increases	—	(448)
Decreases (includes RECPAM)	134	22
At the end of the year	(369)	(503)